Note 28 - Business Combinations	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
Note
28
Business combinations

On
December 19, 2018,
the Group acquired
100%
of the shares and voting rights in TenSpot Pesa Limited (with subsidiaries, the “TenSpot Group”). The TenSpot Group is the owner of OKash, a microfinance business currently active in Kenya with plans to launch in additional countries in
2019.
OKash represents a new user-driven business opportunity that will benefit from Opera’s existing reach and scale in relevant African and Asian markets, and of relevant demographics. We determined that the TenSpot Group met the definition of a business after considering that it had technology, key processes and was generating revenue from customers as of the acquisition date.

A net cash consideration of
US$9.5
million was transferred to Opay Digital Services Limited (Opay), the seller of TenSpot Pesa Limited. Opay, in which the Group has a
19.9%
ownership share, is an associate accounted for in accordance with the equity method (see Note
29
for more information).

The combined businesses are ultimately controlled by the Group’s Chairman and CEO, both before and after the transaction. As such, it was a business combination under common control. The determination that Opera Limited is controlled by its Chairman and CEO is based on significant judgment. The Chairman and CEO’s ownership interest and voting rights are established by his control of Keeneyes Future Holding Inc and Kunlun Tech Limited, a subsidiary of Beijing Kunlun Tech Co. Ltd. Although the Chairman and CEO does not
hold a majority of the shares and voting rights in the latter, the Group has concluded that he has de-facto control over that entity based on his practical ability to direct the relevant activities. This is based on him being the largest holder of voting rights in Beijing Kunlun Tech Co. Ltd, effectively controlling
33.77%
of the voting rights directly. The recent history of voting in general meetings for Beijing Kunlun Tech Co. Ltd demonstrates that the Group’s Chairman and CEO controlled significantly more than
50%
of the shares registered to vote. The remaining shares in Beijing Kunlun Tech Co. Ltd are widely disbursed among a large number of other shareholders.

IFRS does
not
prescribe how to account for business combinations under common control. In the absence of specific guidance in IFRS, management has used judgment in developing and applying an accounting policy that is relevant and reliable. Other standard-setting bodies have issued guidance for common control business combinations and some allow or require predecessor accounting, or historical cost accounting as it is known in some jurisdictions, in accounting for business combinations involving entities under common control. Historical cost accounting is also supported by authoritative accounting literature. Based on this, the Group decided to adopt historical cost accounting in accounting for the acquisition of TenSpot Pesa Limited.

Under the predecessor method of accounting, as adopted by the Group, the assets and liabilities of the TenSpot Group are reflected at their carrying amounts as they were in the consolidated financial statements for TenSpot Pesa Limited.
No
adjustments were made to reflect fair values, or recognize any new assets or liabilities, at the date of the combination that would otherwise be done under the acquisition method. Moreover, no
adjustments were necessary to align accounting policies of TenSpot Pesa Limited with those adopted by the Group.

In addition to the net cash consideration transferred to Opay, the Group had receivables due from TenSpot Pesa Limited with a carrying amount of
US$2.0
million, which was effectively settled in the acquisition. The acquired companies had no
material assets or liabilities except for cash and cash equivalents with a carrying amount of
US$1.6
million. The difference between the consideration transferred, including the effective settlement of receivables, and the net assets acquired, was recognized as a reduction of retained earnings (
US$9.9
million).

The Group decided
not
to re-present its comparatives and adjust its current reporting period before the date of the acquisition as if the business combination had occurred before the start of the earliest period presented. Consequently, the impact of transactions between the Group and the TenSpot Group prior to
December 19, 2018
have
not
been eliminated.

See Note
29
for information about the gain recognized by Opay from the loss of control over TenSpot Pesa Limited.